Employee Benefits	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Employee Benefits	Employee Benefits
The expenses recognized in relation to defined contribution plan for the years ended December 31, 2024, 2023 and 2022 are Won 2,655 million, Won 2,413 million and Won 2,181 million, respectively. Won 74 million and Won 47 million in relation to the defined benefit plan is recognized as other non-current liabilities as of December 31, 2024 and December 31, 2023, respectively.